Financial risk - Concentration by sector and industry (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Securities at amortized cost
Financial Risk
Loans, net	$ 941,971	$ 631,123
Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	77,972	193,488
Costs: | Securities at amortized cost
Financial Risk
Loans, net	941,971	631,123
Costs: | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	77,972	193,488
Amount Committed Or Guaranteed [Member] | Securities at amortized cost
Financial Risk
Loans, net	0	0
Amount Committed Or Guaranteed [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Loans at amortized cost
Financial Risk
Loans, net	6,763,020	5,734,605
Loans at amortized cost | Costs:
Financial Risk
Loans, net	6,763,020	5,734,605
Loans at amortized cost | Amount Committed Or Guaranteed [Member]
Financial Risk
Loans, net	0	0
Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	942,719	805,274
Loan commitments and financial guarantee contracts | Costs:
Financial Risk
Loans, net	163,345	201,515
Loan commitments and financial guarantee contracts | Amount Committed Or Guaranteed [Member]
Financial Risk
Loans, net	779,374	603,759
Financial Institutions Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	282,878	174,186
Financial Institutions Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	53,199	134,392
Financial Institutions Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	2,965,266	2,691,728
Financial Institutions Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	423,112	421,949
Manufacturing [Member] | Securities at amortized cost
Financial Risk
Loans, net	339,914	180,088
Manufacturing [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	14,898	44,586
Manufacturing [Member] | Loans at amortized cost
Financial Risk
Loans, net	1,341,453	1,122,325
Manufacturing [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	293,659	193,169
Oil And Petroleum Derived Products Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	77,553	74,954
Oil And Petroleum Derived Products Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	9,875	14,510
Oil And Petroleum Derived Products Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	1,244,491	1,091,264
Oil And Petroleum Derived Products Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	104,426	62,208
Agricultural Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	0	0
Agricultural Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Agricultural Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	317,037	267,382
Agricultural Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	3,854	0
Services Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	64,412	66,609
Services Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Services Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	267,868	220,942
Services Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	55,430	55,612
Mining Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	24,381	9,912
Mining Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Mining Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	150,707	95,364
Mining Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Sovereign [Member] | Securities at amortized cost
Financial Risk
Loans, net	64,325	51,586
Sovereign [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Sovereign [Member] | Loans at amortized cost
Financial Risk
Loans, net	128,628	23,610
Sovereign [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Other Industry [Member] | Securities at amortized cost
Financial Risk
Loans, net	88,508	73,788
Other Industry [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Other Industry [Member] | Loans at amortized cost
Financial Risk
Loans, net	347,570	221,990
Other Industry [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	62,238	72,336
Private Corporations [Member] | Securities at amortized cost
Financial Risk
Loans, net	543,381	362,085
Private Corporations [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	24,773	59,096
Private Corporations [Member] | Loans at amortized cost
Financial Risk
Loans, net	2,553,193	1,934,056
Private Corporations [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	409,139	336,181
State Owned Corporations [Member] | Securities at amortized cost
Financial Risk
Loans, net	51,388	43,266
State Owned Corporations [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
State Owned Corporations [Member] | Loans at amortized cost
Financial Risk
Loans, net	1,115,932	1,085,211
State Owned Corporations [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	110,468	47,144
Private financial institutions | Securities at amortized cost
Financial Risk
Loans, net	250,975	127,690
Private financial institutions | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Private financial institutions | Loans at amortized cost
Financial Risk
Loans, net	2,245,385	2,123,881
Private financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	120,614	140,289
State-owned financial institutions | Securities at amortized cost
Financial Risk
Loans, net	31,902	46,496
State-owned financial institutions | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	53,199	134,392
State-owned financial institutions | Loans at amortized cost
Financial Risk
Loans, net	719,882	567,847
State-owned financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	302,498	281,660
Sovereign [Member] | Securities at amortized cost
Financial Risk
Loans, net	64,325	51,586
Sovereign [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Financial Risk
Loans, net	0	0
Sovereign [Member] | Loans at amortized cost
Financial Risk
Loans, net	128,628	23,610
Sovereign [Member] | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	$ 0	$ 0